Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 4,383,289	$ 88,841,826	$ 3,391,867	$ 68,747,376	$ 64,414,511	$ 76,506,447
Customers	6,252,778	126,733,175		111,394,431
Sundry debtors		26,789,620		35,253,635
Investments in associates	132,865	2,692,938		1,854,803
Other assets		32,330,944		40,887,127
Financial liabilities measured at fair value				(36,494,962)
Suppliers	(24,964,569)	(505,989,382)		(368,345,849)
Accounts and accrued expenses payable	$ (3,590,495)	(72,773,222)		(83,646,764)
Leases		(46,825,266)		(41,848,333)	$ (51,131,575)
Debt		(1,745,481,072)		(1,577,509,797)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(108,972,467)
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		9,203,958		9,926,384
Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		962,783		552,355
Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		35,279,002		62,731,992
Total carrying amount
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		10,166,741		10,478,739
Cash and cash equivalents		88,841,826		68,747,376
Customers		126,733,175		111,394,431
Officials and employees		5,541,324		5,633,492
Sundry debtors		26,789,620		35,253,635
Investments in associates		2,692,938		1,854,803
Notes receivable		1,021,778		1,179,706
Other assets		7,927,877		6,109,398
Financial assets not measured at fair value		295,423,891		294,305,259
Financial liabilities measured at fair value		(108,972,467)		(36,494,962)
Suppliers		(505,989,382)		(368,345,849)
Accounts and accrued expenses payable		(72,773,222)		(83,646,764)
Leases		(46,825,266)		(41,848,333)
Debt		(1,978,772,255)		(1,794,470,357)
Total		(2,604,360,125)		(2,288,311,303)
Total carrying amount | Other financial liabilities
Disclosure of detailed information about financial instruments [line items]
Suppliers		(505,989,382)		(368,345,849)
Accounts and accrued expenses payable		(72,773,222)		(83,646,764)
Leases		(46,825,266)		(41,848,333)
Debt		(1,978,772,255)		(1,794,470,357)
Total		(2,604,360,125)		(2,288,311,303)
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(108,972,467)		(36,494,962)
Total carrying amount | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		9,203,958		9,926,384
Financial liabilities measured at fair value		(108,972,467)		(36,494,962)
Total carrying amount | FVTPL | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(108,972,467)		(36,494,962)
Total carrying amount | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		962,783		552,355
Total carrying amount | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents		88,841,826		68,747,376
Customers		126,733,175		111,394,431
Officials and employees		5,541,324		5,633,492
Sundry debtors		26,789,620		35,253,635
Investments in associates		2,692,938		1,854,803
Notes receivable		1,021,778		1,179,706
Other assets		7,927,877		6,109,398
Financial assets not measured at fair value		295,423,891		294,305,259
Total carrying amount | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		9,203,958		9,926,384
Total carrying amount | Derivative financial instruments | FVTPL
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		9,203,958		9,926,384
Total carrying amount | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		962,783		552,355
Total carrying amount | Equity instruments | FVOCI – equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		962,783		552,355
Total carrying amount | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		35,875,353		64,132,418
Total carrying amount | Mexican Government Bonds | Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		35,875,353		64,132,418
Level 1 | Mexican Government Bonds
Disclosure of detailed information about financial instruments [line items]
Mexican Government Bonds		35,279,002		62,731,992
Level 2
Disclosure of detailed information about financial instruments [line items]
Debt		(1,745,481,072)		(1,577,509,797)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities measured at fair value		(108,972,467)		(36,494,962)
Level 2 | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		9,203,958		9,926,384
Level 2 | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets measured at fair value		$ 962,783		$ 552,355